Other Borrowings - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Advance from Federal Home Loan Bank [Abstract]
Unused portion of line of credit	$ 299	$ 314
Borrowed on federal reserve	$ 120	$ 120
Borrowing fixed rate	4.76%
Maturity date	Jan. 16, 2025